FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Contingent consideration related to Mailvision's acquisition	$ (459)	$ (556)
Total Financial liability	(459)	(556)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Contingent consideration related to Mailvision's acquisition	0	0
Total Financial liability	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Contingent consideration related to Mailvision's acquisition	(459)	(556)
Total Financial liability	$ (459)	$ (556)